Related party transactions (Details) (USD $)	3 Months Ended		6 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended		3 Months Ended				6 Months Ended						3 Months Ended				6 Months Ended																											1 Months Ended	6 Months Ended				6 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	May 17, 2013 US$109.5 vendor financing facility	May 31, 2013 US$109.5 vendor financing facility	Oct. 24, 2012 Seadrill Operating LP	Oct. 24, 2012 Seadrill Capricorn Holdings LLC	Jun. 30, 2014 Seadrill and Subsidiaries		Jun. 30, 2013 Seadrill and Subsidiaries		Jun. 30, 2014 Seadrill and Subsidiaries		Jun. 30, 2013 Seadrill and Subsidiaries		Jun. 30, 2014 Seadrill and Subsidiaries Minimum	Jun. 30, 2014 Seadrill and Subsidiaries US$440 facility Maximum	Jun. 30, 2014 Nigerian Services Company West Polaris		Jun. 30, 2013 Nigerian Services Company West Polaris		Jun. 30, 2014 Nigerian Services Company West Polaris		Jun. 30, 2013 Nigerian Services Company West Polaris		Jun. 30, 2014 Seadrill Limited Notes Payable, Other Payables		Dec. 31, 2013 Seadrill Limited Notes Payable, Other Payables		Jun. 30, 2014 Credit Facility $300 Million	Dec. 31, 2013 Credit Facility $300 Million	Jun. 30, 2014 US$229.9 discount note	Dec. 31, 2013 US$229.9 discount note	Dec. 31, 2013 US$229.9 discount note Seadrill Limited Notes Payable, Other Payables	Dec. 31, 2013 US$229.9 discount note Seadrill Limited Seadrill Capricorn Holdings LLC Notes Payable, Other Payables	Jun. 30, 2014 US$70.0 discount note	Dec. 31, 2013 US$70.0 discount note	Dec. 31, 2013 US$70.0 discount note Seadrill Limited Notes Payable, Other Payables	Dec. 13, 2013 US$70.0 discount note Seadrill Limited Notes Payable, Other Payables	Jun. 30, 2014 US$100 discount note	Dec. 31, 2013 US$100 discount note	Jun. 30, 2014 US$100 discount note Seadrill Limited Notes Payable, Other Payables	Mar. 31, 2014 US$100 discount note Seadrill Limited Notes Payable, Other Payables	Mar. 21, 2014 US$100 discount note Seadrill Limited Notes Payable, Other Payables	Jun. 30, 2014 Senior Secured Credit Facilities West Vencedor	Dec. 31, 2013 Senior Secured Credit Facilities West Vencedor	Jun. 30, 2014 Senior Secured Credit Facilities T-15 and T-16 Tender Rigs	Dec. 31, 2013 Senior Secured Credit Facilities T-15 and T-16 Tender Rigs	Oct. 31, 2012 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Jun. 30, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 02, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 01, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Dec. 31, 2013 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Jun. 30, 2014 Revolving Credit Facility Senior Secured Credit Facilities	Feb. 28, 2014 Revolving Credit Facility Senior Secured Credit Facilities	Jul. 21, 2014 Subsequent Event Seadrill Operating LP
Related Party Transaction [Line Items]
Amount of transaction										$ 52,100,000		$ 5,200,000		$ 103,700,000		$ 28,400,000
Management fee percentage			5.00%
Initial term of Management and administrative service agreement			5 years
Written notice period			90 days
Service fee percentage (in hundredths)			5.00%
Maximum borrowing capacity																																300,000,000	300,000,000	229,900,000.0	229,900,000.0			70,000,000.0	70,000,000.0			100,000,000	100,000,000								300,000,000			100,000,000		100,000,000	100,000,000.0
Maturity period of debt																																																			5 years
Receive rate, variable rate basis																																																			LIBOR
Interest rate added to variable rate basis						5.00%	5.00%																																												5.00%
Commitment fee percentage (in hundredths)																																																			2.00%	40.00%				0.50%
Bareboat charters	107,900,000	88,200,000	192,200,000	182,200,000						(3,000,000)	[1]	4,000,000	[1]	(18,500,000)	[1]	4,000,000	[1]
Other revenues due to West Polaris																				0	[2]	(500,000)	[2]	0	[2]	(5,300,000)	[2]
Operating expenses																				0	[2]	400,000	[2]	0	[2]	5,000,000	[2]
Total interest bearing debt	3,248,800,000		3,248,800,000		2,360,500,000	109,500,000	109,500,000
Variable rate basis on debt issuance						LIBOR	LIBOR
Debt instrument, face amount						109,500,000																														229,900,000	229,900,000			70,000,000					100,000,000
Due to related parties																												0	[3]	299,900,000	[3]	0	125,900,000	0	229,900,000	229,900,000	229,900,000	0	70,000,000	70,000,000	70,000,000			100,000,000	100,000,000								100,000,000		125,900,000
Debt instrument, periodic payment terms, balloon payments to be paid																																				238,500,000	238,500,000			73,000,000	73,000,000				103,700,000	103,700,000
Ownership interest purchased (as a percentage)																																																										28.00%
Payments to acquire additional interest in subsidiaries																																																										373,000,000
Percentage of ownership interest in limited liability company (LLC) (in hundredths)								30.00%	51.00%																																																	58.00%
Indemnification period for omnibus agreement			5 years
Deductible on environmental and other indemnifications claims																		500,000.0	10,000,000
Period within which liability arises			3 years
Line of Credit Facility, amount outstanding																																															$ 667,000,000	$ 733,000,000	$ 275,000,000	$ 293,000,000

[1]	Bareboat charters - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the three and six months ended June 30, 2014, the net effect to OPCO of the bareboat charters was net income of $3.0 million and $18.5 million respectively.
[2]	Other revenues and expenses – the Company earned other revenues within our Nigerian service company of $5.3 million for the six months ended June 30, 2013 relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $5.0 million for the six months ended June 30, 2013. There were no comparable other revenues and expenses in the six months ended June 30, 2014 as the West Polaris moved out of Nigeria.
[3]	Discount loan notes $229.9 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. The note was repaid in full in February 2014 with proceeds from the term loan refinancing noted above.$70.0 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note to Seadrill in an initial amount of $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $73 million to Seadrill. The note was repaid in full in February 2014 with the proceeds from the term loan refinancing noted above.$100.0 million Discount Note - In March 2014, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the term loan refinancing.